Schedule of operating activities (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Depreciation	kr 68,822	kr 55,890
Depreciation of right-of-use assets	53,594	45,774
Amortization	1,020	312
Impairments	9	(23)
Capital loss from the sale of property, plant and equipment	1,329
Capital gains from the sale of non-current assets (see Note 17)	(32,543)
Listing costs (see Note 21)	636,267
Share-based payment expense	249,332	152
Provisions	(6,403)
Unrealized exchange differences	7,891	(30)
Finance income	(247)	(127)
Finance costs	91,283	544,901
Fair value gains on financial liabilities measured at fair value	(582,379)	(1,329)
Share of results of joint venture	(270)	(192)
Total non-cash adjustments	487,705	645,328
(Increase)/decrease in trade receivables	(2,171)	4,802
(Increase)/decrease in prepaid expenses	(7,174)	(1,070)
(Increase)/decrease in accrued income	(33,451)	8,787
(Increase)/decrease in other receivables	10,907	15,594
Increase/(decrease) in trade and other payables	163,467	(53,129)
Increase/(decrease) in accrued expense	16,855	10,069
Increase/(decrease) in deferred income	(15,484)	(10,499)
Increase/(decrease) in other liabilities	10,197	55,005
Total net changes in working capital	kr 143,146	kr 29,559